CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 97.0%
Aerospace & Defense: 3.9%
50,000	Mercury Systems, Inc. [1]	$3,300,000
80,000	Vectrus, Inc. [1]	3,623,200
		6,923,200
Auto Components: 2.8%
30,500	Fox Factory Holding Corp. [1]	4,926,970

Banks: 2.6%
95,000	Ameris Bancorp	4,617,950

Building Products: 4.5%
170,000	PGT Innovations, Inc. [1]	3,838,600
37,000	Simpson Manufacturing Co., Inc.	4,161,760
		8,000,360
Capital Markets: 2.3%
50,000	Cohen & Steers, Inc.	4,160,500

Chemicals: 2.4%
32,000	Balchem Corp.	4,316,480

Construction & Engineering: 2.4%
18,000	Valmont Industries, Inc.	4,265,100

Electrical Equipment: 5.7%
375,000	GrafTech International Ltd.	4,263,750
50,000	Vicor Corp. [1]	5,780,500
		10,044,250
Electronic Equipment, Instruments & Components: 2.4%
30,000	Novanta, Inc. [1]	4,212,300

Equity Real Estate Investment Trusts: 1.4%
14,500	EastGroup Properties, Inc.	2,555,190

Food Products: 2.4%
115,000	The Simply Good Foods Co. [1]	4,310,200

Health Care Equipment & Supplies: 13.3%
31,000	CONMED Corp.	4,276,140
53,000	InMode Ltd. [1]	6,024,510
48,000	Integer Holdings Corp. [1]	4,698,720
185,000	Lantheus Holdings, Inc. [1]	4,841,450
88,000	Neogen Corp. [1]	3,833,280
		23,674,100
Health Care Providers & Services: 4.8%
45,000	AMN Healthcare Services, Inc. [1]	4,525,200
70,000	Progyny, Inc. [1]	3,898,300
		8,423,500
Health Care Technology: 2.2%
27,000	Omnicell, Inc. [1]	3,955,500

Household Durables: 2.7%
85,000	Skyline Champion Corp. [1]	4,794,000

Internet & Direct Marketing Retail: 2.6%
150,000	1-800-Flowers.com, Inc. - Class A [1]	4,575,000

IT Services: 2.6%
2,324	Perficient, Inc. [1]	219,130
53,000	WNS Holdings Ltd. - ADR [1]	4,364,020
		4,583,150
Leisure Products: 3.2%
200,000	Clarus Corp.	5,704,000

Life Sciences Tools & Services: 2.3%
23,237	Medpace Holdings, Inc. [1]	4,088,317

Machinery: 2.4%
46,000	ESCO Technologies, Inc.	4,341,020

Personal Products: 2.6%
170,000	e.l.f Beauty, Inc. [1]	4,693,700

Pharmaceuticals: 1.9%
130,000	Supernus Pharmaceuticals, Inc. [1]	3,422,900

Professional Services: 4.8%
30,000	FTI Consulting, Inc. [1]	4,371,000
45,000	ICF International, Inc.	4,120,650
		8,491,650
Road & Rail: 2.6%
20,000	Saia, Inc. [1]	4,520,000

Semiconductors & Semiconductor Equipment: 5.1%
62,000	Onto Innovation, Inc. [1]	4,344,960
47,600	Power Integrations, Inc.	4,616,724
		8,961,684
Software: 6.0%
18,916	QAD, Inc. - Class A	1,640,963
40,000	Qualys, Inc. [1]	4,062,400
45,000	SPS Commerce, Inc. [1]	4,902,750
		10,606,113
Specialty Retail: 2.7%
55,000	Boot Barn Holdings, Inc. [1]	4,753,100

Technology Hardware, Storage & Peripherals: 2.4%
115,000	Avid Technology, Inc. [1]	4,299,850

TOTAL COMMON STOCKS
(Cost $120,754,689)		172,220,084

SHORT-TERM INVESTMENTS: 1.6%
Money Market Funds: 1.6%
2,787,474	First American Treasury Obligations Fund - Institutional Class, 0.010% [2]	2,787,474
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,787,474)		2,787,474

TOTAL INVESTMENTS IN SECURITIES: 98.6%
(Cost $123,542,163)		175,007,558
Other Assets in Excess of Liabilities: 1.4%		2,474,493
TOTAL NET ASSETS: 100.0%		$177,482,051

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2021.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$172,220,084	$-	$-	$172,220,084
Short-Term Investments	2,787,474	-	-	2,787,474
Total Investments in Securities	$175,007,558	$-	$-	$175,007,558